Schedule of Investments (unaudited)	iShares® Russell 1000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise Inc.(a)(b)	168,353	$15,685,449
Boeing Co. (The)(a)	551,407	75,388,365
BWX Technologies Inc.(b)	114,909	6,330,337
HEICO Corp.	135,247	17,733,586
HEICO Corp., Class A	237,489	25,026,591
Howmet Aerospace Inc.	118,124	3,715,000
Huntington Ingalls Industries Inc.	27,763	6,047,336
Lockheed Martin Corp.	767,430	329,964,203
Northrop Grumman Corp.(b)	55,121	26,379,257
Spirit AeroSystems Holdings Inc., Class A	317,909	9,314,734
TransDigm Group Inc.(a)(b)	65,361	35,077,288
		550,662,146
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	108,516	11,000,267
Expeditors International of Washington Inc.(b)	166,715	16,248,044
GXO Logistics Inc.(a)	37,770	1,634,308
United Parcel Service Inc., Class B	2,120,172	387,016,197
		415,898,816
Airlines — 0.1%
Delta Air Lines Inc.(a)	2,079,112	60,231,875

Auto Components — 0.0%
Aptiv PLC(a)	218,213	19,436,232

Automobiles — 3.3%
Lucid Group Inc.(a)(b)	1,600,985	27,472,903
Tesla Inc.(a)(b)	2,741,708	1,846,321,001
		1,873,793,904
Banks — 0.1%
First Citizens BancShares Inc./NC, Class A	9,650	6,308,977
Signature Bank/New York NY	10,134	1,816,114
SVB Financial Group(a)(b)	121,552	48,011,824
Western Alliance Bancorp.	208,076	14,690,166
		70,827,081
Beverages — 2.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	28,840	8,737,655
Brown-Forman Corp., Class A	85,961	5,814,402
Brown-Forman Corp., Class B, NVS	347,105	24,352,887
Coca-Cola Co. (The)	9,468,654	595,673,023
Monster Beverage Corp.(a)	1,113,292	103,202,168
PepsiCo Inc.	3,777,152	629,500,152
		1,367,280,287
Biotechnology — 3.2%
AbbVie Inc.	5,714,533	875,237,874
Alnylam Pharmaceuticals Inc.(a)	388,418	56,650,765
Amgen Inc.	1,450,305	352,859,207
CureVac NV(a)	177,016	2,522,779
Exact Sciences Corp.(a)(b)	103,164	4,063,630
Exelixis Inc.(a)	880,349	18,328,866
Horizon Therapeutics PLC(a)	677,293	54,020,890
Incyte Corp.(a)	507,973	38,590,709
Ionis Pharmaceuticals Inc.(a)(b)	416,723	15,427,085
Moderna Inc.(a)	69,667	9,951,931
Natera Inc.(a)	257,875	9,139,090
Neurocrine Biosciences Inc.(a)	304,925	29,724,089
Novavax Inc.(a)(b)	248,510	12,780,869
Regeneron Pharmaceuticals Inc.(a)	48,696	28,785,666
Sarepta Therapeutics Inc.(a)(b)	274,961	20,611,077
Security	Shares	Value

Biotechnology (continued)
Seagen Inc.(a)	437,321	$77,379,578
Ultragenyx Pharmaceutical Inc.(a)(b)	169,351	10,103,481
Vertex Pharmaceuticals Inc.(a)	780,461	219,926,105
		1,836,103,691
Building Products — 0.3%
A O Smith Corp.	99,105	5,419,061
Advanced Drainage Systems Inc.(b)	197,360	17,776,215
Allegion PLC	223,294	21,860,483
Armstrong World Industries Inc.	86,595	6,491,161
Carlisle Companies Inc.(b)	139,247	33,225,727
Fortune Brands Home & Security Inc.	144,854	8,673,857
Masco Corp.	39,315	1,989,339
Trane Technologies PLC	440,615	57,222,670
Trex Co. Inc.(a)(b)	367,585	20,003,976
		172,662,489
Capital Markets — 1.5%
Ameriprise Financial Inc.	225,348	53,560,713
Ares Management Corp., Class A	487,779	27,735,114
Blackstone Inc., NVS	2,262,821	206,437,160
Blue Owl Capital Inc.	1,292,337	12,962,140
Charles Schwab Corp. (The)	2,727,583	172,328,694
FactSet Research Systems Inc.	123,099	47,340,182
LPL Financial Holdings Inc.(b)	258,268	47,645,281
MarketAxess Holdings Inc.	119,510	30,595,755
Moody’s Corp.(b)	487,516	132,589,727
Morningstar Inc.(b)	73,377	17,744,760
MSCI Inc.	190,995	78,718,589
Raymond James Financial Inc.	50,097	4,479,173
Tradeweb Markets Inc., Class A	218,266	14,896,654
		847,033,942
Chemicals — 1.0%
Albemarle Corp.	196,015	40,963,215
Axalta Coating Systems Ltd.(a)(b)	172,351	3,810,681
CF Industries Holdings Inc.	674,914	57,860,377
Chemours Co. (The)	301,697	9,660,338
Ecolab Inc.	708,960	109,009,690
FMC Corp.	138,505	14,821,420
Ginkgo Bioworks Holdings Inc.(a)(b)	531,624	1,265,265
Linde PLC(b)	341,132	98,085,684
Mosaic Co. (The)	142,642	6,736,982
PPG Industries Inc.	402,434	46,014,303
RPM International Inc.	21,640	1,703,501
Scotts Miracle-Gro Co. (The)	44,700	3,530,853
Sherwin-Williams Co. (The)	773,117	173,108,627
Valvoline Inc.	574,526	16,563,584
		583,134,520
Commercial Services & Supplies — 0.7%
Cintas Corp.	264,454	98,781,503
Copart Inc.(a)	691,126	75,097,751
Driven Brands Holdings Inc.(a)(b)	20,876	574,925
IAA Inc.(a)(b)	357,270	11,707,738
MSA Safety Inc.	45,808	5,545,975
Republic Services Inc.	42,338	5,540,774
Rollins Inc.(b)	690,269	24,104,193
Tetra Tech Inc.	70,220	9,588,541
Waste Management Inc.	1,256,985	192,293,565
		423,234,965
Communications Equipment — 0.1%
Arista Networks Inc.(a)	807,925	75,734,889

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Ubiquiti Inc.(b)	5,585	$1,386,253
		77,121,142
Construction & Engineering — 0.1%
AECOM	26,072	1,700,416
Quanta Services Inc.	253,949	31,829,968
Valmont Industries Inc.	9,364	2,103,435
WillScot Mobile Mini Holdings Corp.(a)	369,660	11,984,377
		47,618,196
Construction Materials — 0.1%
Eagle Materials Inc.	104,302	11,466,962
Martin Marietta Materials Inc.	17,549	5,251,363
Vulcan Materials Co.	207,243	29,449,230
		46,167,555
Consumer Finance — 0.0%
American Express Co.	125,817	17,440,753
Credit Acceptance Corp.(a)(b)	3,147	1,489,821
Upstart Holdings Inc.(a)(b)	45,447	1,437,034
		20,367,608
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	156,382	953,930
Avery Dennison Corp.	163,457	26,458,785
Ball Corp.	401,523	27,612,737
Berry Global Group Inc.(a)(b)	202,023	11,038,537
Crown Holdings Inc.	337,632	31,119,541
Graphic Packaging Holding Co.(b)	757,014	15,518,787
Sealed Air Corp.	468,277	27,028,948
		139,731,265
Distributors — 0.1%
Genuine Parts Co.	36,072	4,797,576
Pool Corp.(b)	125,468	44,068,126
		48,865,702
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions Inc.(a)(b)	53,931	4,558,248
H&R Block Inc.	438,549	15,489,551
Mister Car Wash Inc.(a)(b)	211,934	2,305,842
		22,353,641
Diversified Financial Services — 0.1%
Apollo Global Management Inc.	1,132,650	54,910,872

Electrical Equipment — 0.3%
ChargePoint Holdings Inc., Class A(a)	636,982	8,720,284
Emerson Electric Co.	611,952	48,674,662
Generac Holdings Inc.(a)(b)	200,419	42,204,233
Plug Power Inc.(a)(b)	833,201	13,806,141
Rockwell Automation Inc.	252,511	50,327,967
Vertiv Holdings Co.(b)	157,261	1,292,685
		165,025,972
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,430,010	92,064,044
Arrow Electronics Inc.(a)	10,545	1,181,989
CDW Corp./DE(b)	435,118	68,557,192
Cognex Corp.	520,596	22,135,742
Coherent Inc.(a)	72,398	19,273,795
Corning Inc.	145,598	4,587,793
Jabil Inc.(b)	369,025	18,897,770
Keysight Technologies Inc.(a)	542,191	74,741,029
National Instruments Corp.	54,513	1,702,441
Vontier Corp.(b)	329,815	7,582,447
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)	69,348	$20,384,845
		331,109,087
Energy Equipment & Services — 0.1%
Halliburton Co.	1,306,178	40,961,742

Entertainment — 0.7%
Electronic Arts Inc.	55,753	6,782,352
Liberty Media Corp.-Liberty Formula One, Class A(a)	10,138	587,700
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	72,083	4,575,108
Live Nation Entertainment Inc.(a)(b)	247,556	20,443,175
Madison Square Garden Sports Corp.(a)	30,602	4,620,902
Netflix Inc.(a)(b)	638,368	111,631,412
Playtika Holding Corp.(a)	304,081	4,026,032
ROBLOX Corp., Class A(a)	1,428,374	46,936,370
Roku Inc.(a)(b)	109,922	9,028,993
Spotify Technology SA(a)(b)	450,443	42,265,067
Take-Two Interactive Software Inc.(a)	425,522	52,139,211
Walt Disney Co. (The)(a)	392,916	37,091,270
Warner Bros. Discovery Inc.(a)	5,596,591	75,106,251
World Wrestling Entertainment Inc., Class A	138,388	8,647,866
		423,881,709
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	1,150,638	294,091,566
Apartment Income REIT Corp.	40,749	1,695,158
Camden Property Trust	27,924	3,755,220
Crown Castle International Corp.(b)	1,394,963	234,883,870
Equinix Inc.(b)	221,437	145,488,538
Equity LifeStyle Properties Inc.	350,130	24,673,661
Extra Space Storage Inc.	50,690	8,623,383
Iron Mountain Inc.	699,791	34,072,824
Lamar Advertising Co., Class A	244,795	21,534,616
Public Storage(b)	401,380	125,499,485
SBA Communications Corp.(b)	78,190	25,024,709
Simon Property Group Inc.	510,481	48,454,856
		967,797,886
Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings Inc.(a)	271,162	16,898,816
Costco Wholesale Corp.	1,431,559	686,117,597
Grocery Outlet Holding Corp.(a)	20,933	892,374
Performance Food Group Co.(a)(b)	150,700	6,929,186
Sysco Corp.	1,642,096	139,101,952
		849,939,925
Food Products — 0.3%
Darling Ingredients Inc.(a)(b)	37,910	2,267,018
Freshpet Inc.(a)(b)	81,968	4,253,319
Hershey Co. (The)	409,091	88,020,020
Kellogg Co.	444,861	31,736,384
Lamb Weston Holdings Inc.	462,725	33,066,328
Pilgrim’s Pride Corp.(a)(b)	84,111	2,626,787
		161,969,856
Gas Utilities — 0.0%
National Fuel Gas Co.	22,762	1,503,430

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	735,740	79,938,151
Abiomed Inc.(a)	143,756	35,581,048
Align Technology Inc.(a)(b)	188,815	44,686,846
Baxter International Inc.	251,936	16,181,849
Dexcom Inc.(a)	1,265,599	94,325,094

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(a)(b)	1,996,736	$189,869,626
Globus Medical Inc., Class A(a)	23,411	1,314,294
ICU Medical Inc.(a)	12,024	1,976,625
IDEXX Laboratories Inc.(a)	269,469	94,510,862
Insulet Corp.(a)(b)	223,340	48,674,720
Intuitive Surgical Inc.(a)	1,065,577	213,871,960
Masimo Corp.(a)	125,405	16,386,671
Novocure Ltd.(a)(b)	330,306	22,956,267
Penumbra Inc.(a)(b)	115,173	14,341,342
ResMed Inc.	467,647	98,032,841
Stryker Corp.	607,957	120,940,886
Tandem Diabetes Care Inc.(a)	200,597	11,873,336
		1,105,462,418
Health Care Providers & Services — 3.3%
agilon health Inc.(a)(b)	574,317	12,537,340
AmerisourceBergen Corp.	482,612	68,279,946
Chemed Corp.	16,314	7,657,628
Cigna Corp.	159,452	42,018,791
DaVita Inc.(a)(b)	187,730	15,010,891
Elevance Health Inc.(b)	236,939	114,342,023
Guardant Health Inc.(a)(b)	323,664	13,056,606
HCA Healthcare Inc.	46,693	7,847,225
Humana Inc.	288,537	135,055,514
McKesson Corp.	90,894	29,650,532
Molina Healthcare Inc.(a)	145,655	40,726,594
Signify Health Inc., Class A(a)(b)	39,318	542,588
UnitedHealth Group Inc.	2,752,217	1,413,621,218
		1,900,346,896
Health Care Technology — 0.2%
Certara Inc.(a)(b)	263,405	5,652,671
Change Healthcare Inc.(a)	63,672	1,468,277
Definitive Healthcare Corp.(a)(b)	52,029	1,193,025
Doximity Inc., Class A(a)(b)	143,313	4,990,159
Teladoc Health Inc.(a)	49,434	1,641,703
Veeva Systems Inc., Class A(a)	451,307	89,376,838
		104,322,673
Hotels, Restaurants & Leisure — 2.1%
Airbnb Inc., Class A(a)(b)	1,210,025	107,789,027
Booking Holdings Inc.(a)	131,305	229,651,132
Caesars Entertainment Inc.(a)(b)	452,720	17,339,176
Chipotle Mexican Grill Inc.(a)(b)	90,000	117,653,400
Choice Hotels International Inc.	108,285	12,087,855
Churchill Downs Inc.	116,691	22,349,827
Darden Restaurants Inc.	293,290	33,176,965
Domino’s Pizza Inc.	85,344	33,259,410
DraftKings Inc., Class A (a)(b)	1,218,627	14,221,377
Expedia Group Inc.(a)	489,658	46,434,268
Hilton Worldwide Holdings Inc.	642,893	71,643,996
Las Vegas Sands Corp.(a)	399,118	13,406,374
Marriott International Inc./MD, Class A	883,590	120,177,076
McDonald’s Corp.	580,651	143,351,119
Norwegian Cruise Line Holdings Ltd.(a)	99,252	1,103,682
Planet Fitness Inc., Class A(a)(b)	207,750	14,129,078
Six Flags Entertainment Corp.(a)(b)	126,525	2,745,593
Starbucks Corp.	1,337,325	102,158,257
Travel + Leisure Co.	202,432	7,858,410
Vail Resorts Inc.	121,604	26,515,752
Wendy’s Co. (The)	555,472	10,487,311
Wyndham Hotels & Resorts Inc.	209,831	13,790,093
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.(a)(b)	44,029	$2,508,772
Yum! Brands Inc.	105,880	12,018,439
		1,175,856,389
Household Durables — 0.2%
DR Horton Inc.	544,232	36,022,716
NVR Inc.(a)	7,069	28,305,266
PulteGroup Inc.	297,270	11,780,810
Toll Brothers Inc.	183,024	8,162,871
TopBuild Corp.(a)(b)	87,827	14,681,161
		98,952,824
Household Products — 1.4%
Church & Dwight Co. Inc.	352,951	32,704,439
Clorox Co. (The)	328,715	46,342,241
Colgate-Palmolive Co.	1,646,644	131,962,050
Kimberly-Clark Corp.	646,593	87,387,044
Procter & Gamble Co. (The)	3,292,058	473,365,020
		771,760,794
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	385,196	8,092,968
Vistra Corp.	788,898	18,026,319
		26,119,287
Industrial Conglomerates — 0.2%
General Electric Co.	196,900	12,536,623
Honeywell International Inc.	647,672	112,571,870
		125,108,493
Insurance — 1.2%
Alleghany Corp.(a)	6,040	5,031,924
Aon PLC, Class A	640,644	172,768,874
Arch Capital Group Ltd.(a)(b)	376,642	17,133,445
Arthur J Gallagher & Co.	76,092	12,406,040
Assurant Inc.	10,535	1,820,975
Brown & Brown Inc.	57,768	3,370,185
Erie Indemnity Co., Class A, NVS	61,449	11,809,883
Everest Re Group Ltd.	38,642	10,830,580
Lincoln National Corp.	114,050	5,334,118
Markel Corp.(a)	9,845	12,732,046
Marsh & McLennan Companies Inc.	1,447,143	224,668,951
Progressive Corp. (The)	1,642,172	190,935,338
RenaissanceRe Holdings Ltd.	75,289	11,772,941
Ryan Specialty Group Holdings Inc., Class A(a)	263,742	10,336,049
		690,951,349
Interactive Media & Services — 6.9%
Alphabet Inc., Class A(a)	846,069	1,843,804,329
Alphabet Inc., Class C, NVS(a)	772,687	1,690,214,178
Match Group Inc.(a)	859,212	59,878,484
Meta Platforms Inc, Class A(a)	1,579,183	254,643,259
Pinterest Inc., Class A(a)(b)	394,470	7,163,575
TripAdvisor Inc.(a)	31,616	562,765
Twitter Inc.(a)	2,232,025	83,455,415
ZoomInfo Technologies Inc.(a)(b)	881,516	29,301,592
		3,969,023,597
Internet & Direct Marketing Retail — 5.5%
Amazon.com Inc.(a)	28,739,158	3,052,385,971
DoorDash Inc., Class A(a)(b)	710,745	45,608,506
eBay Inc.	240,095	10,004,759
Etsy Inc.(a)(b)	406,873	29,787,172
Wayfair Inc., Class A(a)(b)	157,353	6,854,297
		3,144,640,705

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 6.7%
Accenture PLC, Class A	2,048,777	$568,842,934
Automatic Data Processing Inc.	1,239,365	260,316,225
Broadridge Financial Solutions Inc.	340,903	48,595,723
Cloudflare Inc., Class A(a)(b)	898,797	39,322,369
EPAM Systems Inc.(a)	177,846	52,425,444
Euronet Worldwide Inc.(a)	116,492	11,717,930
Fiserv Inc.(a)(b)	174,238	15,501,955
FleetCor Technologies Inc.(a)	244,289	51,327,562
Gartner Inc.(a)	251,526	60,826,533
Genpact Ltd.	305,795	12,953,476
Globant SA(a)	130,970	22,788,780
GoDaddy Inc., Class A(a)(b)	71,822	4,995,938
International Business Machines Corp.	1,943,753	274,438,486
Jack Henry & Associates Inc.(b)	232,971	41,939,439
Mastercard Inc., Class A	2,783,411	878,110,502
MongoDB Inc., Class A(a)(b)	203,572	52,826,934
Okta Inc.(a)	55,486	5,015,934
Paychex Inc.	1,042,627	118,723,936
PayPal Holdings Inc.(a)	1,157,026	80,806,696
Shift4 Payments Inc., Class A(a)(b)	170,326	5,630,978
Snowflake Inc., Class A(a)(b)	594,632	82,689,526
Switch Inc., Class A(b)	274,087	9,181,914
Thoughtworks Holding Inc.(a)(b)	273,164	3,854,344
Toast Inc., Class A(a)(b)	725,021	9,381,772
Twilio Inc., Class A(a)(b)	208,442	17,469,524
VeriSign Inc.(a)	32,900	5,505,157
Visa Inc., Class A(b)	5,323,157	1,048,076,382
Western Union Co. (The)	415,539	6,843,927
WEX Inc.(a)(b)	104,589	16,269,865
Wix.com Ltd.(a)(b)	134,491	8,815,885
		3,815,196,070
Leisure Products — 0.1%
Brunswick Corp./DE	42,674	2,790,026
Mattel Inc.(a)(b)	547,032	12,215,225
Polaris Inc.	134,668	13,369,839
YETI Holdings Inc.(a)(b)	280,314	12,129,187
		40,504,277
Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)	262,177	11,863,509
Agilent Technologies Inc.	871,636	103,524,208
Avantor Inc.(a)	1,823,375	56,706,962
Bio-Techne Corp.	125,150	43,381,996
Bruker Corp.	351,372	22,052,107
Charles River Laboratories International Inc.(a)	151,360	32,386,499
Danaher Corp.	141,688	35,920,742
IQVIA Holdings Inc.(a)	608,249	131,983,950
Maravai LifeSciences Holdings Inc., Class A(a)	353,311	10,037,566
Mettler-Toledo International Inc.(a)	72,014	82,727,523
Repligen Corp.(a)(b)	126,812	20,594,269
Sotera Health Co.(a)(b)	305,589	5,986,489
Syneos Health Inc., Class A(a)	57,633	4,131,133
Thermo Fisher Scientific Inc.	154,731	84,062,258
Waters Corp.(a)	193,896	64,175,698
West Pharmaceutical Services Inc.	238,285	72,050,235
		781,585,144
Machinery — 1.5%
AGCO Corp.	26,342	2,599,955
Allison Transmission Holdings Inc.	244,128	9,386,722
Caterpillar Inc.	1,502,026	268,502,168
Security	Shares	Value

Machinery (continued)
Deere & Co.	906,357	$271,426,731
Donaldson Co. Inc.	66,599	3,206,076
Graco Inc.	370,353	22,002,672
IDEX Corp.	43,368	7,876,930
Illinois Tool Works Inc.	900,509	164,117,765
Lincoln Electric Holdings Inc.	180,264	22,237,367
Middleby Corp. (The)(a)(b)	12,204	1,529,893
Nordson Corp.	43,563	8,818,894
Otis Worldwide Corp.	165,608	11,703,517
Parker-Hannifin Corp.	93,426	22,987,467
Toro Co. (The)	335,661	25,439,747
Xylem Inc./NY	81,642	6,382,772
		848,218,676
Media — 0.4%
Cable One Inc.	11,748	15,146,931
Charter Communications Inc., Class A(a)	373,788	175,130,892
Liberty Broadband Corp., Class A(a)	31,064	3,527,317
Liberty Broadband Corp., Class C, NVS(a)	192,306	22,238,266
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	66,911	2,411,472
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	137,975	4,973,999
Nexstar Media Group Inc., Class A	12,558	2,045,447
		225,474,324
Metals & Mining — 0.0%
MP Materials Corp.(a)(b)	290,974	9,334,446
Royal Gold Inc.	13,663	1,458,935
Southern Copper Corp.	181,066	9,018,898
		19,812,279
Multiline Retail — 0.6%
Dollar General Corp.	739,214	181,432,684
Dollar Tree Inc.(a)	211,299	32,930,949
Nordstrom Inc.	310,741	6,565,957
Ollie’s Bargain Outlet Holdings Inc.(a)	10,205	599,544
Target Corp.	825,483	116,582,964
		338,112,098
Oil, Gas & Consumable Fuels — 1.4%
Antero Resources Corp.(a)	613,685	18,809,445
Cheniere Energy Inc.(b)	469,560	62,465,567
Continental Resources Inc./OK.	87,115	5,692,965
Coterra Energy Inc.	428,588	11,053,285
Devon Energy Corp.	1,043,175	57,489,374
Diamondback Energy Inc.	325,242	39,403,068
Enviva Inc.	98,155	5,616,429
EOG Resources Inc.	1,382,143	152,643,873
Hess Corp.(b)	713,391	75,576,643
New Fortress Energy Inc.(b)	154,793	6,125,159
Occidental Petroleum Corp.	2,184,489	128,622,712
ONEOK Inc.	161,140	8,943,270
Ovintiv Inc.	590,002	26,072,188
PDC Energy Inc.	162,635	10,019,942
Pioneer Natural Resources Co.	429,008	95,703,105
Range Resources Corp.(a)	556,551	13,774,637
Southwestern Energy Co.(a)	253,410	1,583,813
Targa Resources Corp.	734,988	43,856,734
Texas Pacific Land Corp.	18,430	27,424,209
		790,876,418
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	34,560	1,811,290

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A(b)	741,858	$188,928,977
Olaplex Holdings Inc.(a)(b)	398,735	5,618,176
		194,547,153
Pharmaceuticals — 2.3%
Catalent Inc.(a)(b)	175,061	18,782,295
Eli Lilly & Co.	2,217,720	719,051,355
Merck & Co. Inc.	3,427,239	312,461,380
Zoetis Inc.	1,522,322	261,671,928
		1,311,966,958
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	422,378	38,166,076
CoStar Group Inc.(a)	183,366	11,077,140
Equifax Inc.(b)	195,421	35,719,050
FTI Consulting Inc.(a)	45,394	8,209,505
KBR Inc.	288,081	13,940,240
Robert Half International Inc.	305,499	22,878,820
TransUnion	453,798	36,299,302
Verisk Analytics Inc.	502,785	87,027,056
		253,317,189
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	516,581	38,025,527
Opendoor Technologies Inc.(a)(b)	406,814	1,916,094
Zillow Group Inc., Class A(a)	17,373	552,635
Zillow Group Inc., Class C, NVS(a)(b)	33,761	1,071,912
		41,566,168
Road & Rail — 1.3%
CSX Corp.	1,777,548	51,655,545
JB Hunt Transport Services Inc.	239,142	37,657,691
Landstar System Inc.(b)	105,677	15,367,549
Lyft Inc., Class A(a)(b)	789,486	10,484,374
Old Dominion Freight Line Inc.(b)	330,210	84,626,219
Uber Technologies Inc.(a)	5,293,363	108,302,207
Union Pacific Corp.	2,029,875	432,931,740
XPO Logistics Inc.(a)(b)	25,813	1,243,154
		742,268,479
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices Inc.(a)	4,115,303	314,697,220
Allegro MicroSystems Inc.(a)(b)	153,395	3,173,743
Analog Devices Inc.	339,023	49,527,870
Applied Materials Inc.	2,850,929	259,377,520
Broadcom Inc.	1,291,176	627,266,213
Enphase Energy Inc.(a)(b)	424,212	82,823,151
Entegris Inc.(b)	436,381	40,203,781
GLOBALFOUNDRIES Inc.(a)(b)	48,744	1,966,333
KLA Corp.	482,402	153,924,830
Lam Research Corp.	447,964	190,899,859
Lattice Semiconductor Corp.(a)	435,202	21,107,297
Microchip Technology Inc.	1,488,797	86,469,330
Micron Technology Inc.	678,320	37,497,530
Monolithic Power Systems Inc.	146,012	56,074,448
Nvidia Corp.	7,786,817	1,180,403,589
ON Semiconductor Corp.(a)	870,832	43,811,558
Qualcomm Inc.	3,623,040	462,807,130
Teradyne Inc.	467,246	41,841,879
Texas Instruments Inc.	2,042,158	313,777,577
Universal Display Corp.	139,759	14,135,225
		3,981,786,083
Software — 17.1%
Adobe Inc.(a)	1,525,844	558,550,455
Security	Shares	Value

Software (continued)
Alteryx Inc., Class A(a)(b)	197,198	$9,548,327
Ansys Inc.(a)(b)	147,421	35,276,371
AppLovin Corp., Class A(a)(b)	721,470	24,847,427
Aspen Technology Inc.(a)	94,996	17,448,865
Atlassian Corp. PLC, Class A(a)	443,292	83,072,921
Autodesk Inc.(a)	703,763	121,019,085
Avalara Inc.(a)(b)	278,814	19,684,268
Bentley Systems Inc., Class B(b)	542,130	18,052,929
Black Knight Inc.(a)	46,094	3,014,087
Cadence Design Systems Inc.(a)	881,859	132,305,306
CCC Intelligent Solutions Holdings Inc.(a)(b)	210,407	1,935,744
CDK Global Inc.	310,099	16,984,122
Ceridian HCM Holding Inc.(a)(b)	83,388	3,925,907
Citrix Systems Inc.	190,394	18,500,585
Confluent Inc., Class A(a)(b)	398,315	9,256,841
Coupa Software Inc.(a)(b)	134,930	7,704,503
Crowdstrike Holdings Inc., Class A(a)(b)	679,764	114,581,020
Datadog Inc., Class A(a)(b)	837,254	79,740,071
DocuSign Inc.(a)(b)	635,615	36,471,589
DoubleVerify Holdings Inc.(a)(b)	176,549	4,002,366
Dropbox Inc., Class A(a)	840,928	17,651,079
Dynatrace Inc.(a)	650,554	25,657,850
Elastic NV(a)	245,312	16,600,263
Fair Isaac Corp.(a)	81,115	32,519,003
Five9 Inc.(a)(b)	221,782	20,213,211
Fortinet Inc.(a)	2,120,810	119,995,430
HubSpot Inc.(a)(b)	146,516	44,050,035
Informatica Inc. , Class A(a)(b)	27,497	571,113
Intuit Inc.	891,025	343,436,676
Jamf Holding Corp.(a)(b)	179,894	4,455,974
Manhattan Associates Inc.(a)	124,537	14,271,940
Microsoft Corp.	24,193,911	6,213,722,162
nCino Inc.(a)(b)	36,292	1,122,149
NCR Corp.(a)(b)	21,644	673,345
New Relic Inc.(a)(b)	166,021	8,309,351
NortonLifeLock Inc.	649,708	14,267,588
Nutanix Inc., Class A(a)(b)	354,062	5,179,927
Oracle Corp.	3,360,718	234,813,367
Palantir Technologies Inc., Class A(a)(b)	5,819,225	52,780,371
Palo Alto Networks Inc.(a)(b)	313,067	154,636,314
Paycom Software Inc.(a)	165,794	46,442,215
Paylocity Holding Corp.(a)(b)	127,740	22,280,411
Pegasystems Inc.	135,290	6,472,274
Procore Technologies Inc.(a)(b)	161,684	7,338,837
PTC Inc.(a)	338,885	36,037,031
RingCentral Inc., Class A(a)	274,128	14,325,929
Salesforce Inc.(a)(b)	665,922	109,903,767
SentinelOne Inc., Class A(a)(b)	386,515	9,017,395
ServiceNow Inc.(a)(b)	647,392	307,847,844
Smartsheet Inc., Class A(a)(b)	415,226	13,050,553
Splunk Inc.(a)(b)	517,889	45,812,461
Synopsys Inc.(a)	492,574	149,594,724
Teradata Corp.(a)	182,057	6,737,930
Trade Desk Inc. (The), Class A(a)(b)	1,412,195	59,156,848
Tyler Technologies Inc.(a)	116,069	38,590,621
UiPath Inc., Class A(a)(b)	110,089	2,002,519
Unity Software Inc.(a)(b)	451,161	16,611,748
VMware Inc., Class A	327,239	37,298,701
Workday Inc., Class A(a)(b)	630,764	88,042,039
Zendesk Inc.(a)	390,112	28,895,596

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zoom Video Communications Inc., Class A(a)	410,553	$44,327,407
Zscaler Inc.(a)(b)	270,632	40,462,190
		9,771,098,977
Specialty Retail — 2.7%
Advance Auto Parts Inc.	15,469	2,677,529
AutoZone Inc.(a)	58,145	124,960,582
Best Buy Co. Inc.	202,365	13,192,174
Burlington Stores Inc.(a)(b)	198,509	27,042,881
CarMax Inc.(a)(b)	59,815	5,412,061
Carvana Co., Class A(a)(b)	335,399	7,573,310
Five Below Inc.(a)	175,612	19,919,669
Floor & Decor Holdings Inc., Class A(a)(b)	332,086	20,908,135
Home Depot Inc. (The)	1,937,746	531,465,596
Leslie’s Inc.(a)(b)	459,789	6,979,597
Lowe’s Companies Inc.	1,845,672	322,383,528
O’Reilly Automotive Inc.(a)	86,341	54,546,790
RH(a)(b)	21,035	4,464,889
Ross Stores Inc.(b)	473,162	33,230,167
TJX Companies Inc. (The)	3,795,980	212,005,483
Tractor Supply Co.	359,946	69,775,532
Ulta Beauty, Inc.(a)	166,368	64,131,537
Victoria’s Secret & Co.(a)(b)	190,054	5,315,810
Williams-Sonoma Inc.	177,009	19,639,149
		1,545,624,419
Technology Hardware, Storage & Peripherals — 12.1%
Apple Inc.	49,442,522	6,759,781,608
Dell Technologies Inc., Class C	132,591	6,127,030
HP Inc.	1,555,694	50,995,649
NetApp Inc.	715,133	46,655,277
Pure Storage Inc., Class A(a)(b)	904,919	23,265,468
		6,886,825,032
Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp.(a)	76,609	19,562,108
Lululemon Athletica Inc.(a)	361,512	98,551,786
Nike Inc., Class B	3,961,877	404,903,830
Skechers U.S.A. Inc., Class A(a)(b)	65,050	2,314,479
Tapestry Inc.	114,561	3,496,402
		528,828,605
Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A(b)	213,344	$1,570,212
UWM Holdings Corp.(b)	314,754	1,114,229
		2,684,441
Trading Companies & Distributors — 0.4%
Core & Main Inc., Class A(a)(b)	66,381	1,480,296
Fastenal Co.	1,863,389	93,020,379
SiteOne Landscape Supply Inc.(a)(b)	86,993	10,340,858
United Rentals Inc.(a)	105,463	25,618,017
Watsco Inc.	55,891	13,347,889
WESCO International Inc.(a)	75,577	8,094,297
WW Grainger Inc.(b)	147,875	67,198,836
		219,100,572
Total Long-Term Investments — 99.8%
(Cost: $47,307,796,159)		57,073,375,613

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	975,945,495	975,847,900
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	81,530,000	81,530,000

Total Short-Term Securities — 1.9%
(Cost: $1,057,081,603)		1,057,377,900

Total Investments in Securities — 101.7%
(Cost: $48,364,877,762)		58,130,753,513

Liabilities in Excess of Other Assets — (1.7)%		(959,560,852)

Net Assets — 100.0%		$57,171,192,661

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,167,477,245	$—	$(191,755,311	)(a)	$(45,371)	$171,337	$975,847,900	975,945,495	$1,768,895	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	91,770,000	—	(10,240,000	)(a)	—	—	81,530,000	81,530,000	149,903		—
					$(45,371)	$171,337	$1,057,377,900		$1,918,798		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	332	09/16/22	$76,556	$(2,103,795)
S&P 500 E-Mini Index	179	09/16/22	33,916	15,195
				$(2,088,600)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$57,073,375,613	$—	$—	$57,073,375,613
Money Market Funds	1,057,377,900	—	—	1,057,377,900
	$58,130,753,513	$—	$—	$58,130,753,513
Derivative financial instruments(a)
Assets
Futures Contracts	$15,195	$—	$—	$15,195
Liabilities
Futures Contracts	(2,103,795)	—	—	(2,103,795)
	$(2,088,600)	$—	$—	$(2,088,600)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust